Equity - Additional Information (Details) - USD ($)								3 Months Ended																		6 Months Ended				12 Months Ended
		May 04, 2016	Oct. 26, 2015	Aug. 17, 2015	Aug. 15, 2014	Apr. 28, 2014	Jan. 31, 2013	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Class of Stock [Line Items]
Limited partner interest, units outstanding								49,139,227		37,063,547		36,959,970						36,952,426								49,139,227				36,959,970		36,952,426
Number of common units issued								12,075,000
Proceeds from equity issuance, net		$ 40,000,000						$ 101,186,000																		$ 101,186,000	[1]	$ 0	[1]	$ 0	[2]	$ 170,693,000	[2],[3]	$ 0	[3]
Payment to acquire Hi-Crush Augusta LLC																														$ 0	[2]	224,250,000	[2],[3]	0	[3]
Target incentive distribution levels per unit, per quarter (in usd per share)										$ 0.54625																$ 0.54625				$ 0.54625
Incentive cash distributions to General Partner										100.00%																100.00%				100.00%
Net income allocated to holders of incentive distribution rights								(10,758,000)	[1]	$ (52,353,000)	[4]	$ 10,620,000	$ (18,662,000)	$ 10,357,000	[1]	$ 23,476,000	[4]	$ 38,305,000	$ 37,290,000	$ 29,805,000	$ 18,520,000	$ 19,513,000	$ 14,417,000	$ 14,437,000	$ 11,677,000	$ (63,111,000)	[1]	33,833,000	[1]	$ 25,791,000	[2]	123,920,000	[2],[3]	60,044,000	[3]
Quarterly distribution to common unitholders								$ 0		$ 0																$ 0				43,813,000
Potentially dilutive awards granted and outstanding excluded from diluted earnings per unit calculation (in units)								210,510		211,190																210,510
Conversion of debts payable by Partnership entities to sponsor	[3]																																	47,715,000
Expense paid by Member on behalf of Hi-Crush Blair LLC										$ 1,652,000	[4]					431,000	[4]									$ 1,652,000	[1]	970,000	[1]	2,787,000	[2]	182,000	[2],[3]	0	[3]
Augusta
Class of Stock [Line Items]
Payment to acquire Hi-Crush Augusta LLC						$ 224,250,000	$ 37,500,000
Number of preferred equity units acquired						390,000
Management fees paid																																492,000		1,424,000
Conversion of debts payable by Partnership entities to sponsor							38,172,000
Cash distribution paid to sponsor							$ 4,637,000
Blair
Class of Stock [Line Items]
Expense paid by Member on behalf of Hi-Crush Blair LLC										$ 1,652,000				539,000		431,000										$ 1,652,000		970,000		$ 2,787,000		182,000
Sponsor Subordinated Units
Class of Stock [Line Items]
Conversion of stock, number of common units converted				13,640,351
Sponsor Owned Common Units
Class of Stock [Line Items]
Limited partner interest, units outstanding								13,640,351		13,640,351		13,640,351														13,640,351				13,640,351
Ownership interest in Partnership										36.80%																27.80%				36.90%
General Partner and IDRs
Class of Stock [Line Items]
Net income allocated to holders of incentive distribution rights								$ 0		$ 0				$ 1,311,000		$ 1,311,000										$ 0		$ 2,622,000		$ 2,622,000		863,000
Limited Partner
Class of Stock [Line Items]
Net income allocated to holders of incentive distribution rights										(52,330,000)	[4]															(63,068,000)	[1]			23,024,000	[2]	122,102,000	[2],[3]	59,770,000	[3]
Quarterly distribution to common unitholders			$ 0							$ 0																$ 0
Limited Partner | Sponsor Subordinated Units
Class of Stock [Line Items]
Net income allocated to holders of incentive distribution rights																														$ 12,223,000	[2]	$ 49,760,000	[2],[3]	$ 28,817,000	[3]
Minimum
Class of Stock [Line Items]
Incentive distribution rights, distribution levels in percentage										15.00%																15.00%				15.00%
Maximum
Class of Stock [Line Items]
Incentive distribution rights, distribution levels in percentage										50.00%																50.00%				50.00%
Class B Units
Class of Stock [Line Items]
Conversion of stock, number of common units converted					3,750,000																											3,750,000
Class B Units | Augusta
Class of Stock [Line Items]
Business acquisition, number of shares issued							3,750,000
Preferred Units | Augusta
Class of Stock [Line Items]
Number of preferred equity units acquired							100,000

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.